Annual Fund Operating Expenses (Vanguard Explorer Value Fund Retail)	Vanguard Explorer Value Fund Vanguard Explorer Value Fund - Investor Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.53%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.66%	[1]

[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.